UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Aegis Financial Corporation

Address:  1100 North Glebe Road
          Arlington, Virginia 22201


13F File Number: 28-10411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William S. Berno
Title:  Director
Phone:  (703) 528-7788


Signature, Place and Date of Signing:

/s/ William S. Berno         Arlington, Virginia             February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Value Total: $447,604
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

              28-
----          -------------------               ------------------------------

FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2           COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7    COLUMN 8

                               TITLE                              VALUE    SHRS OR   SH/ PUT/  INVESTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS               CUSIP      (X$1000)  PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE  SHARED  NONE
--------------                 --------               -----      --------  -------   --- ----  --------  ----  ----  ------  ----
ADAMS RES & ENERGY INC         COM NEW                006351308      964      42,200 SH        SOLE      N/A   SOLE
AIR FRANCE KLM                 SPONSORED ADR          009119108   10,793     499,210 SH        SOLE      N/A   SOLE
ALLIANCE ONE INTL INC          COM                    018772103   30,485   7,816,541 SH        SOLE      N/A   SOLE
ALLIANT ENERGY CORP            COM                    018802108    2,829     100,904 SH        SOLE      N/A   SOLE
ALLIED DEFENSE GROUP INC       COM                    019118108    6,898     302,950 SH        SOLE      N/A   SOLE
AMERICAN PAC CORP              COM                    028740108    6,219     902,634 SH        SOLE      N/A   SOLE
AMPCO PITTSBURGH CORP          COM                    032037103    1,701     117,250 SH        SOLE      N/A   SOLE
ANDERSONS INC                  COM                    034164103    5,056     117,352 SH        SOLE      N/A   SOLE
AUDIOVOX CORP                  CL A                   050757103   15,924   1,148,885 SH        SOLE      N/A   SOLE
AVISTA CORP                    COM                    05379B107      811      45,800 SH        SOLE      N/A   SOLE
BASSETT FURNITURE INDS INC     COM                    070203104    6,845     370,011 SH        SOLE      N/A   SOLE
BERKSHIRE HATHAWAY INC DEL     CL B                   084670207      399         136 SH        SOLE      N/A   SOLE
BKF CAP GROUP INC              COM                    05548G102    2,916     153,900 SH        SOLE      N/A   SOLE
BOOKS A MILLION INC            COM                    098570104   11,234   1,159,342 SH        SOLE      N/A   SOLE
BOWL AMER INC                  CL A                   102565108      780      57,145 SH        SOLE      N/A   SOLE
BOYKIN LODGING CO              COM                    103430104    1,222     100,000 SH        SOLE      N/A   SOLE
CALIFORNIA FIRST NTNL BANCORP  COM                    130222102    7,590     579,392 SH        SOLE      N/A   SOLE
CERES GROUP INC                COM                    156772105       75      14,457 SH        SOLE      N/A   SOLE
CPAC INC                       COM                    126145101    1,589     392,310 SH        SOLE      N/A   SOLE
DELTA APPAREL INC              COM                    247368103    6,431     413,600 SH        SOLE      N/A   SOLE
DILLARDS INC                   CL A                   254067101   17,684     712,500 SH        SOLE      N/A   SOLE
DOMINION HOMES INC             COM                    257386102   10,101     949,323 SH        SOLE      N/A   SOLE
DUCKWALL ALCO STORES INC NEW   COM                    264142100    4,101     179,550 SH        SOLE      N/A   SOLE
ENESCO GROUP INC               COM                    292973104    3,313   1,800,400 SH        SOLE      N/A   SOLE
EXIDE TECHNOLOGIES             COM NEW                302051206    2,220     600,000 SH        SOLE      N/A   SOLE
HANOVER INS GROUP INC          COM                    410867105    9,741     233,200 SH        SOLE      N/A   SOLE
HEAD N V                       COM NY REGISTRY SH     422070102    6,983   2,216,750 SH        SOLE      N/A   SOLE
IDACORP INC                    COM                    451107106    3,107     106,053 SH        SOLE      N/A   SOLE
IDT CORP                       COM                    448947101      272      23,550 SH        SOLE      N/A   SOLE
IDT CORP                       CL B                   448947309    1,286     109,950 SH        SOLE      N/A   SOLE
IMPERIAL SUGAR CU NEW          COM NEW                453096208   16,804   1,237,400 SH        SOLE      N/A   SOLE
INTERNATIONAL ALUM CORP        COM                    458884103    1,636      40,653 SH        SOLE      N/A   SOLE
INTERNATIONAL SHIPHOLDING CO   COM                    460321201    1,623     104,375 SH        SOLE      N/A   SOLE
LODGIAN INC                    COM Par $.01           54021P502    1,699     158,300 SH        SOLE      N/A   SOLE
LUBYS INC                      COM                    549282101    7,530     566,167 SH        SOLE      N/A   SOLE
MAIR HOLDINGS INC              COM                    560635104    6,883   1,461,453 SH        SOLE      N/A   SOLE
MARKEL CORP                    COM                    570535104      365       1,150 SH        SOLE      N/A   SOLE
MARSH SUPERMARKET INC          CL B                   571783208    2,299     265,117 SH        SOLE      N/A   SOLE
MEDALLION FIN CORP             COM                    583928106    2,817     250,140 SH        SOLE      N/A   SOLE
MERISTAR HOSPITALITY CORP      COM                    58984Y103    3,721     395,900 SH        SOLE      N/A   SOLE
MI DEV INC                     CL A SUB VT6           55304X104    5,863     170,446 SH        SOLE      N/A   SOLE
NATHAN FAMOUS INC N EW         COM                    632347100    1,390     132,400 SH        SOLE      N/A   SOLE
NATIONAL PRESTO INDS INC       COM                    637215104      754      17,000 SH        SOLE      N/A   SOLE
NATIONAL RV HLDS INC           COM                    637277104    2,992     447,300 SH        SOLE      N/A   SOLE
NEWMARKET CORP                 COM                    651587107    4,537     185,480 SH        SOLE      N/A   SOLE
NITCHES INC                    COM                    65476M109      272      44,660 SH        SOLE      N/A   SOLE
NOVARTIS AG                    SPONSORED ADR          66987V109      341       6,500 SH        SOLE      N/A   SOLE
OLYMPIC STEEL INC              COM                    68162K106   14,393     579,207 SH        SOLE      N/A   SOLE
PEMSTAR INC                    COM                    706552106    4,642   3,136,155 SH        SOLE      N/A   SOLE
PMA CAP CORP                   CL A                   693419202   28,196   3,088,319 SH        SOLE      N/A   SOLE
PNM RES INC                    COM                    69349H107    6,867     280,418 SH        SOLE      N/A   SOLE
POPE & TALBOT INC              COM                    732827100    4,081     489,903 SH        SOLE      N/A   SOLE
PROSPECT ENERGY CORP           COM                    74348T102    4,464     296,218 SH        SOLE      N/A   SOLE
PXRE GROUP LTD                 COM                    G73018106   12,231     943,750 SH        SOLE      N/A   SOLE
QUAKER FABRIC CORP NEW         COM                    747399103    4,189   1,948,454 SH        SOLE      N/A   SOLE
QUANTA CAPITAL HLDGS LTD       SHS                    G7313F106    1,219     239,104 SH        SOLE      N/A   SOLE
QUIPP INC                      COM                    748802105    1,272     124,900 SH        SOLE      N/A   SOLE
RELIANT ENERGY INC             COM                    75952B105    7,806     756,400 SH        SOLE      N/A   SOLE
ROYAL GROUP TECHNOLOGIES LTD   COM                    779915107   11,350   1,261,137 SH        SOLE      N/A   SOLE
RYERSON TULL INC NEW           COM                    78375P107   21,053     865,657 SH        SOLE      N/A   SOLE
SANFILIPPO JOHN B. & SON INC   COM                    800422107    2,095     161,993 SH        SOLE      N/A   SOLE
SCPIE HLDGS INC                COM                    78402P104   20,840   1,001,900 SH        SOLE      N/A   SOLE
SEA CONTAINERS LTD             CL A                   811371707   26,732   2,131,716 SH        SOLE      N/A   SOLE
SLM CORP                       COM                    78442p106      397       7,200 SH        SOLE      N/A   SOLE
SUPERIOR IND INTL INC          COM                    868168105   16,666     748,700 SH        SOLE      N/A   SOLE
SWS GROUP INC                  COM                    78503N107    3,782     180,600 SH        SOLE      N/A   SOLE
TANDY BRANDS ACCESSORIES INC   COM                    875378101    2,215     184,743 SH        SOLE      N/A   SOLE
TECHNOLOGY SOLUTIONS CO        COM NEW                87872T207      406      53,419 SH        SOLE      N/A   SOLE
USEC INC                       COM                    90333E108    7,396     618,878 SH        SOLE      N/A   SOLE
VILLAGE SUPER MARKET INC       CL A NEW               927107409      562       9,330 SH        SOLE      N/A   SOLE
WINTHROP RLTY TR               SH BEN INT             976391102    3,655     643,555 SH        SOLE      N/A   SOLE


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